Income taxes - Disclosure of the continuity of deferred tax balances (Details) - CAD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	$ (77,726)	$ (33,345)
Additions from business acquisitions	(4,080)	(27,640)
Recognized in earnings	(6,170)	8,297
Recognized in other comprehensive income	23,143	(27,240)
Recognized in equity	(16,933)	6,132
Foreign currency translation adjustment and other	5,319	(3,930)
Ending balance	(44,857)	(77,726)
Accounts payable and accrued liabilities, provisions and other long-term liabilities
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	67,926	78,177
Additions from business acquisitions	47	(3,220)
Recognized in earnings	12,819	(8,394)
Recognized in other comprehensive income	(7)	0
Recognized in equity	0	0
Foreign currency translation adjustment and other	573	1,363
Ending balance	64,208	67,926
Tax benefits on losses carried forward
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	59,163	62,415
Additions from business acquisitions	886	0
Recognized in earnings	(17,492)	(1,001)
Recognized in other comprehensive income	0	0
Recognized in equity	0	0
Foreign currency translation adjustment and other	3,671	(2,251)
Ending balance	46,228	59,163
Accrued compensation
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	45,407	34,887
Additions from business acquisitions	0	18
Recognized in earnings	(2,464)	3,995
Recognized in other comprehensive income	0	0
Recognized in equity	(16,933)	6,132
Foreign currency translation adjustment and other	1,410	375
Ending balance	27,420	45,407
Retirement benefits obligations
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	17,904	25,418
Additions from business acquisitions	60	0
Recognized in earnings	(4,959)	(2,683)
Recognized in other comprehensive income	8,282	(4,324)
Recognized in equity	0	0
Foreign currency translation adjustment and other	1,879	(507)
Ending balance	23,166	17,904
Lease liabilities
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	0
Additions from business acquisitions	3,751
Recognized in earnings	(18,864)
Recognized in other comprehensive income	0
Recognized in equity	0
Foreign currency translation adjustment and other	6,548
Ending balance	222,997	0
Allowance for doubtful accounts
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	0	(260)
Additions from business acquisitions		0
Recognized in earnings		260
Recognized in other comprehensive income		0
Recognized in equity		0
Foreign currency translation adjustment and other		0
Ending balance		0
PP&E, contract costs, intangible assets and other long-term assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	(123,147)	(106,207)
Additions from business acquisitions	(5,933)	(24,514)
Recognized in earnings	(6,710)	7,788
Recognized in other comprehensive income	0	0
Recognized in equity	0	0
Foreign currency translation adjustment and other	(670)	(214)
Ending balance	(136,460)	(123,147)
Right-of-use assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	0
Additions from business acquisitions	(3,658)
Recognized in earnings	21,133
Recognized in other comprehensive income	0
Recognized in equity	0
Foreign currency translation adjustment and other	(6,488)
Ending balance	(171,835)	0
Work in progress
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	(43,569)	(59,142)
Additions from business acquisitions	170	0
Recognized in earnings	9,532	16,010
Recognized in other comprehensive income	0	0
Recognized in equity	0	0
Foreign currency translation adjustment and other	(410)	(437)
Ending balance	(34,277)	(43,569)
Goodwill
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	(60,366)	(53,891)
Additions from business acquisitions	(757)	0
Recognized in earnings	(2,127)	(5,407)
Recognized in other comprehensive income	0	0
Recognized in equity	0	0
Foreign currency translation adjustment and other	(959)	(1,068)
Ending balance	(64,209)	(60,366)
Refundable tax credits on salaries
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	(25,819)	(26,502)
Additions from business acquisitions	0	0
Recognized in earnings	3,095	683
Recognized in other comprehensive income	0	0
Recognized in equity	0	0
Foreign currency translation adjustment and other	0	0
Ending balance	(22,724)	(25,819)
Cash flow hedges
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	(13,903)	12,398
Additions from business acquisitions	0	0
Recognized in earnings	(869)	(1,470)
Recognized in other comprehensive income	13,773	(25,290)
Recognized in equity	0	0
Foreign currency translation adjustment and other	524	459
Ending balance	(475)	(13,903)
Other
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	(1,322)	(638)
Additions from business acquisitions	1,354	76
Recognized in earnings	736	(1,484)
Recognized in other comprehensive income	1,095	2,374
Recognized in equity	0	0
Foreign currency translation adjustment and other	(759)	(1,650)
Ending balance	$ 1,104	$ (1,322)